Northwestern Mutual Series Fund, Inc.

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202-4797

April 29, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northwestern Mutual Series Fund, Inc. (“Registrant”)
Registration No.’s 2-89971; 811-3990
EDGAR CIK No. 0000742212

Ladies and Gentlemen:

On February 11, 2011, the Registrant filed with the Securities and Exchange Commission (“SEC”) Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) under Rule 485(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), which filing was also submitted as Post-Effective Amendment No. 41 to Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to the addition of the Commodities Return Strategy Portfolio (“Portfolio”), a new series of the Registrant.

The Registrant has attached for filing pursuant to paragraph (b) of Rule 485 under the Securities Act Post-Effective Amendment No. 41 to the Registration Statement. This filling is also submitted as Post-Effective Amendment No. 42 to the Registrant’s Registration Statement under the 1940 Act. The primary purpose of this filing is to respond to comments received from the SEC staff (the “Staff”) on Post-Effective Amendment No. 40. The filing also contains other non-material marked changes.

The following paragraphs provide the Registrant’s response to oral comments received from Mr. Craig Ruckman of the Staff on March 29, 2011. For ease of reference, each comment has been repeated below, and the Registrant’s response follows.

A.	General Comments

1)

Please confirm supplementally whether the Registrant intends to use the Summary Prospectus to satisfy its mutual fund prospectus delivery obligations under Section 5(b)(2) of the Securities Act as permitted by Rule 498 adopted thereunder, and if so, include in the Registrant’s response the text of the legend required by Rule 498(b)(1)(v) that the Registrant intends to use in its Summary Prospectus.

Response: The Registrant intends to use the Summary Prospectus to satisfy its mutual fund prospectus delivery obligations under Section 5(b)(2) of the Securities Act as permitted by Rule 498 adopted thereunder. Below is the text of the legend required by Rule 498(b)(1)(v) that the Registrant intends to use in its Summary Prospectus:

“Before you invest, you may want to review the Portfolio’s prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s prospectus and other information about the Portfolio online at www.nmseriesfund.com. You can also get this information at no cost by calling 1-888-455-2232 or by sending an e-mail request to sfprospectus@northwesternmutual.com. The current prospectus and statement of additional information, each dated May 1, 2011, are incorporated by reference into this Summary Prospectus. The Portfolio’s statement of additional information and annual report, when it becomes available, may be obtained, free of charge, in the same manner as the prospectus.”

2)

The Staff notes that, although the Registrant may not rely on the delivery procedures provided in Rule 14a-16 under the Securities Exchange Act of 1934, as amended, the Registrant must post its own proxy materials on the Internet as required by the Rule. Please confirm supplementally that the Registrant will post proxy materials in the event of a proxy.

Response: The Registrant acknowledges that, although it may not rely on the delivery procedures provided in Rule 14a-16 under the Securities Exchange Act of 1934, as amended, the Registrant must, in connection with any proxy it undertakes, post its own proxy materials on the Internet as required by the Rule.

3)

Please confirm that the Registrant is aware of its obligation to submit the data in the Risk/Return Summary section of Part A of its Registration Statement using eXtensible Business Reporting Language (“XBRL”) as an exhibit to such Registration Statement within 15 business days of the effective date of the Post-Effective Amendment to the Registration Statement.

Response: The Registrant confirm that it is aware of its obligation to submit the data in the Risk/Return Summary section of Part A of its Registration Statement using XBRL as an exhibit to such Registration Statement within 15 business days of the effective date of the Post-Effective Amendment to the Registration Statement.

4)

As the Portfolio’s name suggests a particular type of investment, please confirm supplementally that the Portfolio complies with Rule 35d-1 under the 1940 Act and identify the disclosure in the Portfolio’s Prospectus that discusses the associated requirement to invest at least 80% of the Portfolio’s assets in such investments.

Response: The Registrant believes that the Portfolio is not subject to Rule 35d-1. Rule 35d-1 provides that for purposes of Section 35(d) of the 1940 Act, a fund name may be materially deceptive and misleading if it suggests that the fund focuses its investments in a particular type of investment, unless the fund has adopted a policy to normally invest at least 80% of the value of its assets in the type of investments suggested by its name. The terms in the Portfolio’s name designate an investment strategy, as opposed to a type of investment. In particular, the inclusion of “Return Strategy” modifies the term “Commodities” and suggests an investment strategy rather than a focus on investments in commodities. The SEC and the SEC Staff have noted that Rule 35d-1 does not apply to fund names that incorporate terms that connote investment strategies as opposed to investments.[1] Accordingly, the Registrant believes that the Portfolio is not subject to Rule 35d-1 and respectfully declines to include an 80% policy in the Portfolio’s Prospectus.

5)

The Staff notes that a portfolio investing a substantial amount of its assets in a wholly-owned subsidiary may be an issuer of the subsidiary’s securities pursuant to the definition of “distribution” contained in Rule 140 under the Securities Act and, accordingly, that such subsidiary may be required to sign the portfolio’s registration statement. Please indicate whether the Portfolio’s wholly-owned subsidiary (“Subsidiary”) will execute the Portfolio’s Registration Statement.

Response: The Subsidiary is not required to execute the Registrant’s Registration Statement. The Subsidiary was organized solely for the purpose of providing the Portfolio a non-exclusive means by which the Portfolio may advance its investment objective in compliance with an existing line of Internal Revenue Service (“IRS”) revenue rulings, which have limited the ability of funds, with strategies similar to the Portfolio, to gain exposure to the commodities markets through investments in commodity-linked swap agreements.[2]

The Registrant believes that the Subsidiary is not a co-issuer of the Portfolio’s securities and is therefore not required to sign the Portfolio’s Registration Statement. The Registrant is aware that with respect to funds of funds relying on Section 12(d)(1)(E) of the 1940 Act (so-called “master-feeder” or “hub and spoke” funds) the Staff requires the acquired fund to sign the registration statement of the acquiring fund. The Staff takes this position based upon its view that the acquiring fund is a co-issuer of the acquired fund’s securities under Rule 140 under the Securities Act of 1933.

Rule 140 provides in relevant part that “[a] person, the chief part of whose business consists of the purchase of the securities of one issuer, or of two or more affiliated

[1]

For example, terms such as “growth” and “value” connote investment strategies and are not subject to the rule. See “Investment Company Names,” Release No. IC-24828 (Jan. 17, 2001) at Sec. II.C.1. See also Frequently Asked Questions About Rule 35d-1 (Dec. 4. 2001) at Question 8 (the term “tax-sensitive” connotes a type of investment strategy rather than a focus on a particular type of investment, and is not subject to the rule).

[2]

The Registrant notes that the Portfolio may also enter into commodity-linked swap agreements directly, but is limited in its ability to do so by an existing line of IRS revenue rulings, as discussed above. Furthermore, in such IRS-issued private letter rulings, the IRS specifically concluded that income derived from such a fund’s investment in its subsidiary will constitute qualifying income to the fund.

issuers, and the sale of its own securities…is to be regarded as engaged in the distribution of the securities of such issuer within the meaning of Section 2(11) of the [Securities Act of 1933]” (emphasis supplied). Under Rule 140, the entity for whose benefit the other entity sells its stock is also deemed a “co-issuer” for purposes of the Rule. In a typical master-feeder structure, the Staff has viewed the feeder fund as “co-issuer” of the master fund’s shares under Rule 140 and has required that the master fund sign the feeder fund’s registration statement.[3]

The Subsidiary’s structure is decidedly different from the traditional master-feeder structure in that the Portfolio’s investment in the Subsidiary is a limited part of its overall investment strategy. The “chief part” of the Portfolio’s business is not the purchase of the securities of the Subsidiary and the sale of its own securities. Rather, the Portfolio’s assets are typically invested outside the Subsidiary. Under currently applicable regulatory restrictions, no more than twenty-five percent of the Portfolio’s assets will be invested in the Subsidiary. The Registrant maintains that in order to be “the chief part” of one’s business, it must be the predominant activity of the Portfolio.[4] In contrast, in the master-feeder structure, a feeder fund’s sole activity is to purchase the investment securities of the master, and in turn issue its own shares. Based on this distinction, the Registrant does not believe that the Subsidiary can be deemed a “co-issuer” under Rule 140 and, thus, is not required to sign the Registration Statement.

Although the Subsidiary is not required to sign the Registration Statement, the Registrant believes that the SEC and Staff will be able to adequately supervise and assert jurisdiction over the activities of the Subsidiary if necessary for the protection of Portfolio investors. First, the Subsidiary will not be able to engage in any activity that would cause the Portfolio to violate the 1940 Act pursuant to Section 48(a). Second, although the Subsidiary is organized in the Cayman Islands, its activities, including investment management, will take place in the U.S. The Subsidiary’s books and records will be maintained in the U.S., together with the Portfolio’s books and records, in accordance with Section 31 of the 1940 Act and the rules thereunder.

[3]

See Letter from Richard Breeden to the Hon. John Dingell (Apr. 15, 1992) (outlining the regulation of master-feeder arrangements under the 1940 Act and including a report of the Division of Investment Management, “Committee on Energy and Commerce U.S. House of Representatives, Hub and Spoke Funds: A Report Prepared by the Division of Investment Management”). See also Man Glenwood Lexington TEI LLC, SEC No-Action Letter (Apr. 30, 2004); Alternative Investment Partners Absolute Return Fund STS, SEC No-Action Letter (July 10, 2006).

[4]

See, e.g., FBC Conduit Trust I, SEC No-Action Letter (Oct. 6, 1987) (staff interpreted the phrase “chief part” in Rule 140 in the context of a proposed offering of collateralized mortgage obligation bonds or certificates backed by private label mortgage pass-through certificates (“PCM”). The staff determined that Rule 140 “would not be applicable if the collateral securing any series of bonds or certificates consists of 45% or less of a particular issuer’s PCM’s”). See also Merriam Webster Dictionary, defining “chief” as “of greatest importance or influence.”

6)

Please clarify supplementally whether the Subsidiary intends to comply with Sections 10, 15, 8 and 17 of the 1940 Act and if not, why the Subsidiary should not be required to comply with each such section.

Response:

(i)

The Subsidiary is not a registered investment company under the 1940 Act, and is therefore not required to comply with the requirements of the 1940 Act applicable to registered investment companies. Accordingly, neither the Subsidiary nor its board of directors intends to comply with Section 10 of the 1940 Act.

(ii)

As noted above, the Subsidiary is not a registered investment company under the 1940 Act, and is therefore not required to comply with the requirements of the 1940 Act applicable to registered investment companies. Accordingly, it is not intended for the advisory contracts for the Subsidiary to comply with Section 15 of the 1940 Act.

(iii)	The Subsidiary intends to comply with the Portfolio’s Section 8 investment policies.
(iv)

The Registrant notes that custody of the Subsidiary’s assets will be maintained with the Portfolio’s custodian bank in accordance with Section 17(f) of the 1940 Act and the rules thereunder. With respect to all other provisions of Section 17, the Registrant is aware of the requirements of Section 48(a) of the 1940 Act, which prohibits the Portfolio from doing indirectly “through or by means of any other person” (i.e. the Subsidiary) what it is prohibited from doing directly. As such, the Subsidiary will not engage in any activity prohibited by the 1940 Act that would cause the Portfolio to violate Section 48(a).

7)

Please review the disclosure contained in the “PRINCIPAL INVESTMENT STRATEGIES” and “PRINCIPAL RISKS” sections of the Portfolio’s Prospectus to ensure that the disclosure relating to the use of derivative instruments is not overly generic or standardized and that it describes the actual derivative instruments that the Portfolio and the Subsidiary intend to use to achieve the Portfolio’s investment objective as well as the associated risks.

Response: The Registrant has reviewed the disclosure related to the Portfolio’s and Subsidiary’s intended use of derivative instruments contained in the “PRINCIPAL INVESTMENT STRATEGIES” and “PRINCIPAL RISKS” sections of the Portfolio’s Summary Prospectus and the section of the Portfolio’s Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” in the sub-section titled “More About Principal Investment Strategies and Risks,” and believes that such disclosure is not overly generic or standardized and is appropriately tailored to describe the specific types of derivative instruments to be used, the manner of their use, and the associated risks. Accordingly, the Registrant has not made changes in response to the Staff’s comment.

B.	Comments Relating Summary Prospectus/Portfolio Summary (Item 2-8 of Form N-1A)

The following comments and responses relate generally to the Summary Prospectus/Portfolio Summary for the Portfolio provided in response to Items 2 through 8 of Form N-1A.

1)

Please delete the word “estimated” from the line item titled “Estimated Annual Portfolio Operating Expenses” in the Fees and Expenses Table contained in the “FEES AND EXPENSES OF THE PORTFOLIO” section of the Summary Prospectus.

Response: In response to the Staff’s comment, the Registrant has deleted the word “estimated” from the line item titled “Estimated Annual Portfolio Operating Expenses” in the Fees and Expenses Table contained in the “FEES AND EXPENSES OF THE PORTFOLIO” section of the Summary Prospectus.

2)

Please reflect the aggregate expenses of the Portfolio and the Subsidiary in the Fees and Expenses Table and indicate in a footnote to the Table that the numbers in the Table reflect the aggregate expenses of the Portfolio and the Subsidiary.

Response: Instruction 3(f)(1) to Item 3 of Form N-1A provides that if a fund, except a feeder fund in a master-feeder structure, invests in shares of one or more acquired funds (i.e., registered investment companies or companies that would be investment companies but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act) it should include the expenses of the acquired funds in the expense table under a line item titled “Acquired Fund Fees and Expenses.” Per Instruction 1(d)(i) to Item 3, a feeder fund is required to reflect in the expense table the aggregate expenses of the feeder fund and the master fund in which it invests and include a footnote indicating that the table reflects the expenses of both the feeder and master funds.

As discussed above in the response to comment A.5., the Registrant believes that the Portfolio’s investment in the Subsidiary is unlike the investment of a feeder fund in a master fund. Accordingly, the Registrant believes that inclusion of an “Acquired Fund Fees and Expenses” line item in the expense table in accordance with the Form N-1A requirements relating to funds that invest in one or more acquired funds better reflects the Portfolio’s structure than inclusion of an expense table based on a master-feeder fund structure. For these reasons, the Registrant respectfully declines to make the proposed change.

3)	In the Fees and Expenses Table, please replace the line item references to “Contractual Fee Waiver” and “Net Expenses” with the language prescribed by Instruction 3(e) to Item 3 of Form N-1A.

Response: In response to the Staff’s comment, the Registrant has replaced the line item references to “Contractual Fee Waiver” and “Net Expenses” with references to “Fee

Waiver” and “Total Annual Portfolio Operating Expenses After Fee Waiver,” respectively, as prescribed by Instruction 3(e) to Item 3 of Form N-1A.

4)	Please delete the footnote to the Fees and Expenses Table relating to Acquired Fund Fees and Expenses as the information contained in the footnote is neither required nor permitted by Form N-1A.

Response: The Registrant acknowledges that Form N-1A neither requires nor permits the inclusion of a footnote to the Fees and Expenses Table for the purpose of defining Acquired Fund Fees and Expenses. However, in light of the Staff’s comment in B.2., above, the Registrant respectfully suggests that the inclusion of an explanatory footnote relating to the sources of the Acquired Fund Fees and Expenses provides useful information to the investor. Accordingly, the Registrant respectfully declines to make the proposed change.

5)

The Staff notes that Form N-1A does not permit the Registrant to include a footnote to the Fees and Expenses Table which discusses expense limitation or fee waiver agreements unless the applicable agreement will reduce the Portfolio’s operating expenses for no less than one year from the effective date of the Registrant’s Registration Statement. Please describe supplementally how the disclosure in the third footnote to the Table, which discusses a management fee waiver, satisfies this requirement and make any corresponding changes to the Table as necessary.

Response: The Registrant notes that, based on the Portfolio’s estimated Total Annual Portfolio Operating Expenses, the fee waiver discussed in the third footnote to the Fees and Expenses Table is expected to reduce the Portfolio’s operating expenses for no less than one year from the effective date of the Registration Statement. The fee waiver has no expected termination date, as it will remain in effect for as long as the Portfolio remains invested in the Subsidiary, which is currently anticipated to be for the life of the Portfolio. Based on the foregoing, the Registrant respectfully suggests that the disclosure complies with the requirements of Form N-1A. However, to provide additional clarification for the investor, the Registrant has revised the last sentence of the third footnote to the Table to read as follows (italicized language emphasizes text that has been added in response to the Staff’s comment):

“This waiver will remain in effect for the life of the Portfolio, as long as the Portfolio remains invested in the subsidiary fund.”

6)

Please disclose in the “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary Prospectus that the Portfolio intends to gain exposure to commodities markets primarily by investing in derivatives linked to the Dow Jones–UBS Commodity Index Total Return (“DJ-UBS Index”), as noted in the Registrant’s Statement of Additional Information.

Response: In response to the Staff’s comment, the Registrant has revised the first sentence of the second paragraph in such section as follows (italicized language emphasizes text that has been added in response to the Staff’s comment):

“The Portfolio, which is actively managed, intends to invest primarily, either directly or indirectly through a wholly-owned subsidiary, in commodity index-linked and commodity-linked derivative instruments linked to the DJ-UBS Index, other derivatives, cash and fixed income securities.”

7)

Please clarify in the “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary Prospectus whether the Portfolio may invest in derivatives linked to commodities that are not represented in the DJ-UBS Index, and if so, which commodities.

Response: The Registrant notes that the Portfolio does not intend to invest in derivatives linked to commodities not represented in the DJ-UBS Index. In light of the sentence that was added in response to comment B.6., above, the Registrant has not made further changes to the “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary Prospectus in response to the Staff’s comment. However, the Registrant has included as part of the language added in response to the Staff’s comment in C.1., below, a sentence indicating that the Portfolio does not intend to invest in derivatives linked to commodities not represented in the DJ-UBS Index.

8)	Please state in the “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary Prospectus that the Portfolio is actively managed.

Response: The Registrant notes that it has included the language requested by the Staff in this comment B.8. as part of the sentence added in response to comment B.6., above.

9)

The Staff notes that the Registrant included a discussion relating to investments in emerging market securities in the section of the Registrant’s Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” in the sub-section titled “More About Principal Investment Strategies and Risks.” Please either also state that the Portfolio may invest in emerging markets securities as a principal investment strategy in response to Item 4 of Form N-1A, or move the discussion provided in response to Item 9 of Form N-1A from the sub-section titled “More About Principal Investment Strategies and Risks” to the sub-section titled “Other Investment Strategies and Risks.”

Response: The Registrant notes that the Portfolio does not intend to invest in emerging market securities as a principal investment strategy. Accordingly, the Registrant has removed the discussion relating to emerging market securities currently located in the sub-section titled “More About Principal Investment Strategies and Risks” under the section titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” and has added the following discussion relating to emerging market securities in the sub-section titled “Other Investment Strategies and Risks” under such section:

“Emerging Market Securities. The Portfolio’s investments in foreign securities may include securities of issuers based in countries with developing (or “emerging market”) economies. A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The Adviser or Sub-Adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. Such countries include, but are not limited to, countries in the Morgan Stanley Capital International Emerging Markets IndexSM. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities.

Emerging Markets Risk. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many developing countries are heavily dependent on international trade and can be adversely affected by trade barriers and protectionist measures, as well as the depreciation or devaluation of their currencies.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.”

In addition, in the “PRINCIPAL RISKS” section of the Summary Prospectus, the Registrant has removed the last sentence of the bulleted “Foreign Investing Risk,” which referenced the risk of investing in emerging markets.

10)

The Staff notes that the Registrant included a discussion relating to investments in illiquid securities in the section of the Registrant’s Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” in the sub-section titled “More About Principal Investment Strategies and Risks.” Please either also state that the Portfolio may invest in illiquid securities as a principal investment strategy in response to Item 4 of Form N-1A, or move the discussion provided in response to Item 9 of Form N-1A from the sub-section titled “More About Principal Investment Strategies and Risks” to the sub-section titled “Other Investment Strategies and Risks.”

Response: The Registrant notes that, while certain derivative instruments to be used by the Portfolio may from time to time be illiquid, the Portfolio does not intend to invest in illiquid securities as a principal investment strategy. Accordingly, in response to the Staff’s comment, the Registrant has moved the discussion of investments in illiquid securities set forth in the section of the Registrant’s Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS” from the sub-section titled “More About Principal Investment Strategies and Risks” to the sub-section titled “Other Investment Strategies and Risks.”

In addition, the Registrant has added the following sentence to the end of the fourth paragraph of the “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary Prospectus:

“Certain derivative instruments in which the Portfolio and the Subsidiary invest may be illiquid.”

The Registrant notes that the “PRINCIPAL RISKS” section of the Summary Prospectus already contains a discussion of liquidity risk.

11)

The Staff notes that the Registrant included a discussion relating to the use of leverage in the section of the Registrant’s Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” in the sub-section titled “More About Principal Investment Strategies and Risks.” Please either also state that the Portfolio may engage in leverage as a principal investment strategy in response to Item 4 of Form N-1A, or move the discussion provided in response to Item 9 of Form N-1A from the sub-section titled “More About Principal Investment Strategies and Risks” to the sub-section titled “Other Investment Strategies and Risks.”

Response: In response to the Staff’s comment, the Registrant has added the following disclosure as the fourth sentence of the fourth paragraph of the “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary Prospectus:

“The use of these instruments may give rise to leverage, particularly at the Subsidiary level.”

The Registrant notes that the “PRINCIPAL RISKS” section of the Summary Prospectus already contains a discussion of leverage risk.

12)

The Staff notes that the Registrant included a discussion relating to investments in ETFs and securities of other investment companies in the section of the Registrant’s Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” in the sub-section titled “More About Principal Investment Strategies and Risks.” Please either also state that the Portfolio may invest in ETFs and securities of other investment companies as a principal investment strategy in response to Item 4 of Form N-1A, or move the discussion provided in response to Item 9 of Form N-1A from the sub-section titled “More About Principal Investment Strategies and Risks” to the sub-section titled “Other Investment Strategies and Risks.”

Response: The Registrant notes that the Portfolio does not intend to invest in ETFs and securities of other investment companies as a principal investment strategy. Accordingly, in response to the Staff’s comment, the Registrant has moved the discussion of investments in ETFs and securities of other investment companies set forth in the section of the Registrant’s Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS” from the sub-section titled “More About Principal Investment Strategies and Risks” to the sub-section titled “Other Investment Strategies and Risks.”

13)

Please remove the third sentence of the first paragraph of the “PRINCIPAL RISKS” section of the Summary Prospectus, as Form N-1A neither requires nor permits cross-references from the Summary Prospectus to the Statutory Prospectus.

Response: In response to the Staff’s comment, the Registrant has removed the third sentence of the first paragraph of the “PRINCIPAL RISKS” section of the Summary Prospectus.

14)

To the extent that call risk, extension risk, emerging markets risk and ETF risk are principal risks of the Portfolio, please add descriptions of such risks to the “PRINCIPAL RISKS” section of the Summary Prospectus.

Response: Based upon the types of fixed income securities in which the Portfolio will primarily invest, the Registrant does not consider either call risk or extension risk to be material risks associated with the Portfolio’s investments in such securities. In addition, as noted in the Registrant’s responses to comments B.9. and B.12., above, the Registrant does not consider emerging markets risk and ETF risk to be principal risks of the

Portfolio. Accordingly, the Registrant has not included a discussion of such risks under the “PRINCIPAL RISKS” section of the Summary Prospectus.

15)

The Staff notes that, in the discussion of Tax Risk under “PRINCIPAL RISKS,” the Registrant references its application for a private letter ruling (“PLR”) from the IRS relating to the tax treatment of the Portfolio’s investments in certain commodity-linked instruments and in the Subsidiary. Please explain supplementally what the Portfolio intends to do if it does not obtain the referenced PLR.

Response: The Registrant notes that it received the above-referenced PLR from the IRS subsequent to filing the Registrant’s Post-Effective Amendment No. 40. Accordingly, the Registrant has updated the appropriate sections of the Registrant’s Registration Statement to reflect such receipt, including by deleting “Tax Risk” as a principal risk under the “PRINCIPAL RISKS” section of the Summary Prospectus.

16)

In the section titled “TAXES AND INTERMEDIARY COMPENSATION,” please remove the cross reference, as Form N-1A neither requires nor permits cross-references from the Summary Prospectus to the Statutory Prospectus.

Response: In response to the Staff’s comment, the Registrant has removed the section titled “TAXES AND INTERMEDIARY COMPENSATION” and has replaced it with two separate sections titled “TAX INFORMATION” and “COMPENSATION TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES,” each of which previously appeared as sub-sections of the section titled “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIO.”

C.	Comments Relating to Item 9 of Form N-1A

The following comments and responses relate to the section of the Registrant’s Statutory Prospectus titled, “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” provided in response to Item 9 of Form N-1A.

1)

Please include a summary of the discussion contained in the Statement of Additional Information relating to the DJ-UBS Index in the section of the Registrant’s Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” in the sub-section titled “More About Principal Investment Strategies and Risks.”

Response: In response to the Staff’s comment, the Registrant has added the following discussion about the DJ-UBS Index in the above-referenced section:

“DJ-UBS Index. The Portfolio gains exposure to commodities markets by investing in derivatives linked to the DJ-UBS Index. The DJ-UBS Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. Commodities have been selected that are believed to be both sufficiently significant to the world economy to merit consideration and tradable through a qualifying related futures contract. The DJ- UBS Index is rebalanced as of the beginning of each calendar year so that as of that time no single commodity constitutes more than 15% or less than 2% of the Index, and each related group of commodities represented in the Index is limited to 33%. Currently, 4 energy products (crude oil, natural gas, heating oil and unleaded gas), 4 industrial metals (copper, aluminum, nickel and zinc), 2 precious metals (gold and silver), 2 livestock products (live cattle and lean hogs) and 7 agricultural products (corn, soybeans, wheat, soybean oil, cotton, coffee and sugar) are represented in the Index. With the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange, the futures contracts on the commodities in the DJ-UBS Index trade on U.S. exchanges. The Portfolio does not intend to hold derivatives on commodities which are not represented in the DJ-UBS Index.

The DJ-UBS Index is designed to be a liquid benchmark for commodity investment, and is weighted using dollar-adjusted liquidity and production data. The DJ-UBS Index relies on data that is internal to the futures markets (liquidity) and external to the futures markets (production) in determining relative weightings. To determine its component weightings, the DJ-UBS Index relies primarily on liquidity data, or the relative amount of trading activity of a particular commodity. Liquidity is an important indicator of the value placed on a commodity by financial and physical market participants. The DJ-UBS Index also relies to a lesser extent on dollar-adjusted production data. All data used in both the liquidity and production calculations is averaged over a five-year period.”

2)

Please indicate, in both the section of the Registrant’s Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” in the sub-section titled “More About Principal Investment Strategies and Risks and in the Statement of Additional Information, which specific commodities are represented in the DJ-UBS Index.

Response: The Registrant notes that the discussion added to the Statutory Prospectus in response to comment C.1., above includes a description of the specific commodities that are represented in the DJ-UBS Index. In response to the Staff’s comment, the Registrant also has amended the third sentence of the first paragraph in the section of the Statement of Additional Information titled “The Dow Jones-UBS Commodity Index Total Return” by adding the following text (italicized language emphasizes text that has been added in response to the Staff’s comment):

“The DJ-UBS Index is composed of commodities traded on U.S. exchanges, and is rebalanced at the beginning of each calendar year. Currently, 4 energy products (crude oil, natural gas, heating oil and unleaded gas), 4 industrial metals (copper, aluminum, nickel and zinc), 2 precious metals (gold and silver), 2 livestock products (live cattle and lean hogs) and 7 agricultural products (corn, soybeans, wheat, soybean oil, cotton, coffee and sugar) are represented in the Index.”

In addition, the second bullet point in the fourth paragraph of such section was revised as follows (italicized language emphasizes text that has been added in response to the Staff’s comment):

“No single commodity may constitute more than 15% or less than 2% of the DJ-UBS Index.”

3)

In the section of the Registrant’s Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” in the sub-section titled “More About Principal Investment Strategies and Risks,” please clarify in the discussion of “Active Management” whether turnover risk is a risk associated with active management.

Response: The Registrant notes that the discussion of active management set forth in the sub-section titled “More About Principal Investment Strategies and Risks” refers to the active, rather than passive, investment strategy to be employed by the Portfolio’s portfolio managers. In this context, the Registrant’s discussion of active management is not intended to relate to the level of portfolio trading or turnover. The Registrant notes that it has separately evaluated whether the investment strategies to be employed by the Portfolio are likely to lead to a high portfolio turnover rate, and has concluded that high portfolio turnover risk is not a principal risk of the Portfolio. Accordingly, the Registrant does not believe that any disclosure changes are necessary.

4)

In the section of the Registrant’s Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” in the sub-section titled “More About Principal Investment Strategies and Risks,” under “Fixed Income Securities,” please clarify whether all of the listed fixed income securities meet investment grade criteria and if not, please disclose the risks of investing in below investment grade securities.

Response: In response to this comment as well as the Staff’s comment in B.14., above, the Registrant has revised the language under such section to list only those types of investment grade fixed income securities that will principally be used to pursue the investment objective of the Portfolio, as follows:

“Fixed Income Securities. The Portfolio emphasizes investment-grade fixed income securities and its fixed income portfolio will normally have an average duration of one year or less. Fixed income securities the Portfolio will primarily use include:

• U.S. Government securities including securities issued by agencies and government sponsored enterprises;

• corporate debt securities of U.S. and non-U.S. issuers, including convertible securities;

• obligations of non-U.S. governments or their subdivisions, agencies and government sponsored entities;

• money market instruments, such as commercial paper, time deposits, bankers’ acceptances, and repurchase agreements;

Investments in fixed income securities involve risks different from investments in equity securities. The primary risks associated with the Portfolio’s fixed income investments are as follows:

Interest Rate Risk. When interest rates change, the value of the Portfolio’s investments may be affected because prices of debt investments generally rise and fall in response to changes in market interest rates. When interest rates rise, the prices of debt investments fall. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit risk. Credit risk is the risk that an issuer will be unable to make principal and interest payments when due. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely principal and/or interest payments, or to otherwise honor its obligations. In times of extreme economic turmoil or in an extended economic downturn, the risk of default may increase.”

Further, because all of the listed securities will be investment grade, the Registrant has not included disclosure relating to the risks of investing in below investment grade securities.

5)

In the same section, please include, in addition to the general risks of investing in fixed income securities, a discussion of the risks associated with securities that present risks different from these general risks.

Response: In view of the Registrant’s revisions to such section in response to comment C.4., above, the Registrant has not expanded the disclosure beyond a discussion of the general risks associated with investing in fixed income securities.

6)	Please clarify supplementally why the Portfolio’s investment in the Subsidiary is considered to be liquid.

Response: The Registrant believes that it is appropriate to treat its investment in the Subsidiary as a liquid investment to the same extent as the underlying holdings of the Subsidiary are considered liquid. Accordingly, the Registrant will look through to the holdings of the Subsidiary to determine whether a given holding may be disposed of in the ordinary course of business within seven days at approximately the price at which the Subsidiary has valued it. To the extent this requirement is met, the Portfolio will treat the portion of its investment in the Subsidiary represented by that holding as a liquid investment. The Registrant notes that, in this way, the liquidity of the Portfolio’s investments will be determined on a consolidated basis with the Subsidiary.

7)

The following comments and responses relate to the section of the Registrant’s Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” in the sub-section titled “More About Principal Investment Strategies and Risks,” under “Subsidiary Investment”:

a.

The Staff notes that the Prospectus states that the Subsidiary will follow the same investment restrictions as the Portfolio. Please clarify supplementally whether the Subsidiary will independently meet these restrictions or whether the Portfolio will look through the Subsidiary in meeting these requirements.

Response: The Portfolio and the Subsidiary will assess compliance with all investment restrictions other than leverage on a consolidated basis. Testing with respect to compliance with Section 18 of the 1940 Act will be assessed independently for each entity, and the Subsidiary intends to comply with asset segregation or “earmarking” requirements independently and to the same extent as the Portfolio.

b.	Please discuss the ability of the Portfolio to withdraw its investment in the Subsidiary in its entirety.

Response: The Registrant notes that there are no restrictions on the Portfolio’s ability to redeem its investment in the Subsidiary in its entirety. Accordingly, the Registrant has added the following disclosure to the Portfolio’s Statutory Prospectus, as the last sentence of the first paragraph under “Subsidiary Investment:”

“There are no restrictions on the Portfolio’s ability to redeem its investment in the Subsidiary in its entirety, and the Portfolio may determine at any time to redeem its investment and stop investing in the Subsidiary.”

c.	Please discuss in this section the ability of the Portfolio to deviate from the stated target of a 25% investment in the Subsidiary.

Response: The Registrant notes that the Principal Investment Strategies section of the Prospectus discloses that the Portfolio will invest up to 25% of its total assets in the Subsidiary. The Portfolio’s investment adviser will not exceed this limit and may invest less than 25% of the Portfolio’s total assets in the Subsidiary depending on market conditions. In response to the Staff’s comment, the Registrant has added the following disclosure to the Portfolio’s Statutory Prospectus, as the second sentence of the first paragraph under “Subsidiary Investment:”

“The Portfolio’s level of investment in the Subsidiary may vary depending on market conditions.”

d.	Please state in this section that the Portfolio is the only investor in the Subsidiary.

Response: In response to the Staff’s comment, the Registrant has added the following disclosure to the Portfolio’s Statutory Prospectus, as the second to last sentence of the third paragraph under “Subsidiary Investment:

“The Portfolio is the only investor in the Subsidiary.”

e.

Please revise the second paragraph of this section to discuss only the Subsidiary’s investment strategies, and include a discussion of such strategies as they relate to the Portfolio in another location.

Response: In response to the Staff’s comment, the second paragraph of the “Subsidiary Investment” section has been amended to delete the references to the Portfolio in the discussion of the Subsidiary’s investment strategies. In addition, the discussion of the Portfolio’s investment strategies has been moved, and additional information has been added, as necessary, after the second sentence in the first paragraph of the sub-section of the Statutory Prospectus titled “Commodities” within the sub-section “More About Investment Strategies and Risks, as follows:

“The Portfolio and the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts, including swaps on commodity futures. The Portfolio expects to use derivative instruments primarily at the Subsidiary level. For additional information about the Subsidiary’s investments, see “Subsidiary Investment,” below, under this “More About Principal Investment Strategies and Risks” section.”

In addition, the last sentence of such paragraph was deleted.

f.	Please discuss the procedures the Subsidiary will have in place for meeting redemptions.

Response: The Subsidiary does not have separate procedures relating to redemptions. Nonetheless, the investment adviser to the Subsidiary anticipates that the Subsidiary will be in a position to meet the Portfolio’s redemption requests. Accordingly, the Registrant has added the following disclosure to the Portfolio’s Prospectus, as the last sentence of the third paragraph under “Subsidiary Investment:

“The Subsidiary anticipates that it will be able to meet redemption requests from the Portfolio to the same extent as the Portfolio meets redemption requests from its shareholders.”

g.

Please disclose in this section the practices with respect to leverage in the operation of the Subsidiary. Please also clarify supplementally how the Subsidiary’s ability to use leverage will impact the Portfolio once the financial statements are consolidated.

Response: The Registrant notes that the reference to differing procedures in the disclosure relates to the extent of economic leverage and not to procedures relating to asset coverage under Section 18 of the 1940 Act. In particular, the Registrant notes that, with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Portfolio. Accordingly, there will be no impact on the Portfolio to the extent the financial statements of the Portfolio and Subsidiary are consolidated. In response to the Staff’s comment, the Registrant has clarified the disclosure in such section by amending the second sentence in the third paragraph to read as follows (italicized language emphasizes text that has been added in response to the Staff’s comment):

“As a result, the Sub-Adviser, in managing the Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of the Portfolio, other than with respect to the use of economic leverage, and in particular, to the requirements relating to portfolio liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary.”

In addition, the Registrant has included the following disclosure at the end of the first paragraph in the sub-section of the Statutory Prospectus titled “Leverage,” within the sub-section titled “More About Investment Strategies and Risks”:

“The Portfolio will seek to limit the amount of economic leverage of its overall portfolio. Under normal market conditions, the economic leverage ratio of the Subsidiary is not expected to exceed 10:1 (total notional amount of derivatives to total assets), and the overall economic leverage of the Portfolio is not expected to exceed 110% of the total notional amount of derivatives as a percentage of the Portfolio’s total assets.”

8)

Please confirm supplementally that all of the security types discussed the section of the Registrant’s Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” in the sub-section titled “Other Investment Strategies and Risks” are appropriately categorized as other, rather than principal, investment strategies of the Portfolio.

Response: The Registrant confirms that all of the security types discussed the section of the Registrant’s Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” in the sub-section titled “Other Investment Strategies and

Risks,” as amended in response to the Staff’s comments, are appropriately categorized as other, rather than principal, investment strategies of the Portfolio.

D.	Comments Relating to Remainder of Prospectus

The following comments relate to the specific sections of the Registrant’s Statutory Prospectus indicated.

1)

In the section of the Registrant’s Statutory Prospectus titled “THE INVESTMENT ADVISER AND SUB-ADVISER,” in the sub-section titled “Advisory Fees,” please provide the expiration date of the expense limitation agreement discussed.

Response: In response to the Staff’s comment, the Registrant has added the following disclosure as the last sentence of the paragraph set forth under “Expense Limitation Agreement” in the section of the Registrant’s Statutory Prospectus titled “THE INVESTMENT ADVISER AND SUB-ADVISER,” in the sub-section titled “Advisory Fees:

“Mason Street Advisors may terminate this expense limitation agreement at any time after April 30, 2012.”

2)

In the section of the Registrant’s Statutory Prospectus titled “ABOUT YOUR INVESTMENT,” in the sub-section titled “How Shares Are Priced,” please explain how debt securities with maturities between sixty days and one year are valued.

Response: The Registrant has amended the second sentence of the fourth paragraph in such sub-section as follows (italicized language emphasizes text that has been added in response to the Staff’s comment):

“Money market instruments and debt securities with maturities exceeding sixty days but generally not exceeding one year are valued by marking to market.”

3)	In the section of the Registrant’s Statutory Prospectus titled “DISCLOSURE OF PORTFOLIO HOLDINGS,” please indicate that the Subsidiary’s holdings will be disclosed if the Registrant intends to do so.

Response: The Registrant notes that, to the extent that the financial statements of the Subsidiary are consolidated with those of the Portfolio, the holdings of the Subsidiary will be disclosed in a consolidated schedule of investments. The Registrant does not intend to post the holdings of the Subsidiary to the Fund’s website on an independent basis. Accordingly, no disclosure changes were made as a result of the Staff’s comment.

E.	Comment Relating to Statement of Additional Information

1)

The Staff notes that, in connection with the discussion of the DJ-UBS Index contained in the Statement of Additional Information in the section titled “MORE ABOUT THE PORTFOLIO’S OBJECTIVE AND STRATEGIES,” the Registrant included a table containing the average annual total return for the DJ-UBS Index for the one year-, three year-, five year- and ten year-periods ended December 31, 2010. Please explain supplementally how the inclusion of the average annual return table is not misleading.

Response: The Registrant believes that the returns tables demonstrate the risk of investing in commodity-linked investments as compared to the general equity market. As the Portfolio is designed to achieve positive total return relative to the performance of the DJ-UBS Index, the Registrant believes it is important to highlight the potential volatility of an investment in commodity-linked investments as compared to the equity markets as a whole. Nonetheless, the Registrant recognizes the need to clarify that the returns of the DJ-UBS Index do not represent the returns of the Portfolio. Accordingly, the Registrant has added the following disclosure to the paragraph immediately preceding the table:

“The returns of the DJ-UBS Index are not the returns of the Portfolio and are included solely for purposes of demonstrating the risks of investing in the commodities markets. The returns of the Portfolio may differ significantly from the returns of the DJ-UBS Index.”

2)

In the section of the Registrant’s Statement of Additional Information titled “ORGANIZATION AND CAPITAL STOCK,” in the sub-section titled “Organization and Management of Wholly-Owned Subsidiary,” please identify and include biographical information for the directors of the Subsidiary.

Response: The Registrant respectfully notes that it does not consider the information requested by the Staff to be disclosure required by Form N-1A. Nonetheless, the Registrant has amended the third sentence of the first paragraph of the section of the Registrant’s Statement of Additional Information titled “ORGANIZATION AND CAPITAL STOCK,” in the sub-section titled “Organization and Management of Wholly-Owned Subsidiary, to provide the following additional information relating to the Subsidiary’s directors (italicized language emphasizes text that has been added in response to the Staff’s comment):

“The Subsidiary’s affairs are overseen by its own board of directors, each member of which is an officer of the Fund.”

F.	Comments Relating to Part C of the Registration Statement

1)	Please file the Subsidiary’s organizational documents as an exhibit to Part C of the Registrant’s Registration Statement.

Response: The Registrant has included the Subsidiary’s organizational documents as an exhibit to part C of the Registration Statement in connection with this filing.

2)	Please include the undertakings set forth below as part of Item 35 to the Registrant’s Registration Statement:

Response: The Registrant has set forth its response with respect to each proposed undertaking below.

(i)

Undertaking: The Portfolio undertakes that the Subsidiary’s advisory and sub-advisory agreements with its investment adviser and sub-adviser (“advisory agreements”) will comply with the requirements of Section 15 of the 1940 Act, as such requirements apply to the Portfolio, including that (a) material amendments to the Subsidiary’s advisory agreements must be approved by the Portfolio’s shareholders or the Portfolio’s Board of Trustees in the manner and to the extent that the Portfolio’s advisory agreements must be approved by the Portfolio’s shareholders or the Portfolio’s Board of Trustees; and (b) the Portfolio’s shareholders will have the ability to vote to terminate the Subsidiary’s advisory agreements to the same extent that they can vote to terminate the Portfolio’s advisory agreements.

Response: The Registrant respectfully declines to make the proposed undertaking for the reasons set forth in the response to comment A.6.(ii), above.

(ii)

Undertaking: The Portfolio undertakes that the Subsidiary’s financial statements will be updated each time the Portfolio’s financial statements are updated, and that the Subsidiary’s financial statements will be included in the Portfolio’s semi-annual reports (in which the Subsidiary’s unaudited financial statements will be included) and annual reports (in which the Subsidiary’s full audited financial statements will be included).

Response: In connection with the preparation of the 2011 financial statements, the Registrant will determine whether to consolidate the Subsidiary’s financial statements with those of the Portfolio[5] or to have the Subsidiary prepare and provide its financial statements separately from those of the Portfolio. Accordingly, the Registrant does not believe it would be appropriate to include an undertaking with respect to the financial statements of the Subsidiary at this time.

[5]	See Gold Portfolio, SEC No-Action Letter (Apr. 29, 2008).

(iii)

Undertaking: The Portfolio undertakes that it will not directly or indirectly offer or distribute the Subsidiary’s shares to any person or entity unless such offering is registered as required under the Securities Act of 1933 or is subject to an exemption therefrom.

Response: The Registrant will include the requested undertaking.

(iv)

Undertaking: The Portfolio and the Subsidiary undertake that the Subsidiary’s Board of Directors will comprise “non-interested” directors to the extent required by the 1940 Act and the rules and regulations thereunder.

Response: The Registrant respectfully declines to make the proposed undertaking for the reasons set forth in the response to comment A.6.(i), above.

(v)

Undertaking: The Portfolio and the Subsidiary undertake that the Subsidiary’s books and records will be subject to inspection by the Securities and Exchange Commission to the same extent as the Portfolio’s books and records are subject to inspection by the Securities and Exchange Commission.

Response: The Portfolio will undertake that the Subsidiary’s books and records will be subject to inspection by the SEC to the same extent as the Portfolio’s books and records are subject to inspection by the SEC. As the Subsidiary will not sign the registration statement for the reasons set forth in the response to comment A.5., above, the Registrant respectfully declines to include an undertaking by the Subsidiary in the registration statement.

(vi)

Undertaking: The Subsidiary’s directors undertake to receive service of process in the United States, with the Portfolio’s agent for service of process being designated to serve in the same capacity with respect to the Subsidiary’s directors.

Response: As the Subsidiary will not sign the registration statement for the reasons set forth in the response to comment A.5., above, the Registrant respectfully declines to include an undertaking by the Subsidiary in the registration statement.

On behalf of the Registrant, this letter sets forth the representations requested by the SEC staff with respect to the above-referenced filing.

The Registrant acknowledges that:

•	The Registrant is responsible for the adequacy and accuracy of the disclosure in Post-Effective Amendment No. 41 to the Registration Statement;

•	The lack of SEC staff comments does not foreclose the SEC from taking any action with respect to the filing; and

•	The Registrant may not assert the lack of staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

We are hopeful that the changes discussed in this correspondence adequately address the comments provided by the Staff. As indicated in our earlier correspondence, our intention is that Post-Effective Amendment No. 41 become effective on April 29, 2011, in accordance with paragraph (b) of Rule 485. Please call the undersigned, at (414) 665-6137, with any questions or comments about this filing.

Very truly yours,

/s/ LESLI H. MCLINDEN

Lesli H. McLinden

Assistant General Counsel

Northwestern Mutual